Nuveen Short Term Municipal Bond Fund
Portfolio of Investments    June 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 89.6%
	MUNICIPAL BONDS – 89.5%
	Alabama – 3.8%
$1,000	Birmingham Airport Authority, Alabama, Airport Revenue Bonds, Series 2020, 5.000%, 7/01/27 – BAM Insured (WI/DD, Settling 7/09/20 )	No Opt. Call	AA	$1,231,050
6,335	Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds, Project 3 Series 2018A, 4.000%, 12/01/48 (Mandatory Put 12/01/23)	9/23 at 100.31	A	6,916,363
6,500	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2016, 4.000%, 7/01/46 (Mandatory Put 6/01/21)	3/21 at 100.59	Aa2	6,671,340
4,000	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2017A, 4.000%, 8/01/47 (Mandatory Put 7/01/22)	4/22 at 100.52	Aa2	4,231,040
7,335	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 2, Fixed Rate Series 2018A, 4.000%, 6/01/49 (Mandatory Put 6/01/24)	3/24 at 100.29	A	8,085,077
25,170	Total Alabama			27,134,870
	Alaska – 0.4%
1,565	Alaska State, International Airport System Revenue Bonds, Refunding Series 2010A, 5.000%, 10/01/23 (AMT)	10/20 at 100.00	A1	1,580,587
1,350	Alaska State, International Airport System Revenue Bonds, Refunding Series 2016C, 5.000%, 10/01/20 (AMT)	No Opt. Call	A1	1,362,690
2,915	Total Alaska			2,943,277
	Arizona – 3.2%
1,320	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2007, 2.700%, 12/01/37 (Mandatory Put 8/14/23) (AMT)	No Opt. Call	A+	1,387,690
6,880	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2019, 5.000%, 6/01/49 (Mandatory Put 6/03/24) (AMT)	No Opt. Call	A+	7,929,131
1,820	Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada Power Company Project, Refunding Series 2017A, 1.875%, 9/01/32 (Mandatory Put 3/31/23) (AMT)	No Opt. Call	A+	1,834,451
	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2019A:
450	5.000%, 9/01/22	No Opt. Call	A2	488,534
500	5.000%, 9/01/23	No Opt. Call	A2	560,670
2,450	Maricopa County Unified School District 4 Mesa, Arizona, General Obligation Bonds, School Improvement, Project of 2018 Series 2020C, 5.000%, 7/01/25	No Opt. Call	Aa2	2,986,256
1,250	Maricopa County Unified School District 48, Scottsdale, Arizona, General Obligation Bonds, Refunding Series 2020, 5.000%, 7/01/24	No Opt. Call	Aa1	1,471,937
1,500	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2019B, 5.000%, 7/01/24 (AMT)	No Opt. Call	A+	1,729,605

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$1,000	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Senior Lien Series 2017A, 5.000%, 7/01/21 (AMT)	No Opt. Call	AA-	$1,039,290
1,200	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.250%, 12/01/20	No Opt. Call	A3	1,220,136
2,375	Yavapai County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Series 2002, 2.800%, 6/01/27 (Mandatory Put 6/01/21) (AMT)	No Opt. Call	A-	2,405,732
20,745	Total Arizona			23,053,432
	California – 4.6%
5,605	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System, Series 2017C, 5.000%, 8/01/31 (Mandatory Put 11/01/22)	No Opt. Call	AA-	6,171,217
4,000	California Pollution Control Financing Authority, 1.950%, 11/01/42 (Mandatory Put 10/15/20), 144A (AMT)	No Opt. Call	BBB+	4,000,720
550	California School Finance Authority, California, Charter School Revenue Bonds, Aspire Public Schools, Refunding Series 2016, 5.000%, 8/01/20, 144A	No Opt. Call	BBB	551,908
4,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2017A-1, 5.000%, 6/01/21	No Opt. Call	A	4,158,640
2,990	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Bond Anticipation Notes Series 2017, 0.000%, 4/01/22	No Opt. Call	Aa1	2,968,173
7,465	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Refunding Second Series 2017D, 5.000%, 5/01/23 (AMT)	No Opt. Call	A+	8,319,071
7,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Refunding Second Series 2019H, 5.000%, 5/01/21 (AMT)	No Opt. Call	A+	7,223,790
31,610	Total California			33,393,519
	Colorado – 4.3%
1,400	Adams and Arapahoe Counties Joint School District 28J, Aurora, Colorado, General Obligation Bonds, Series 2017A, 5.000%, 12/01/20	No Opt. Call	Aa2	1,427,720
	Bromley Park Metropolitan District No 2, In the City of Brighton, Adams and Weld Counties, Colorado, Senior General Obligation Limited Tax Refunding Bonds, Series 2018A:
250	5.000%, 12/01/21 – BAM Insured	No Opt. Call	AA	265,755
550	5.000%, 12/01/22 – BAM Insured	No Opt. Call	AA	608,190
1,200	Colorado Health Facilities Authority, Colorado, Health Facilities Revenue Bonds, The Evangelical Lutheran Good Samaritan Society Project, Refunding Series 2017, 5.000%, 6/01/21 (ETM)	No Opt. Call	N/R (4)	1,250,532
2,070	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49 (Mandatory Put 8/01/25)	2/25 at 100.00	BBB+	2,387,869
190	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital Association, Series 2017A, 5.000%, 5/15/21	No Opt. Call	A-	196,612
2,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2017A, 5.000%, 11/15/21 (AMT)	No Opt. Call	AA-	2,111,620
1,000	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013A, 5.000%, 11/15/22 (AMT)	No Opt. Call	A+	1,093,470

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A:
$5,000	5.000%, 12/01/22 (AMT)	No Opt. Call	A+	$5,475,800
2,000	5.000%, 12/01/25 (AMT)	No Opt. Call	A+	2,390,760
1,000	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016, 4.000%, 12/01/21	No Opt. Call	Baa2	1,020,620
1,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2020A, 5.000%, 9/01/27	No Opt. Call	A	1,270,480
750	El Paso County School District 2, Harrison, Colorado, General Obligation Bonds, Series 2019, 5.000%, 12/01/20	No Opt. Call	AA	764,850
2,000	Grand River Hospital District, Garfield and Mesa Counties, Colorado, General Obligation Bonds, Series 2018, 5.000%, 12/01/21 – AGM Insured	No Opt. Call	AA	2,122,520
4,400	Moffat County, Colorado, Pollution Control Revenue Bonds, Tri-State Generation and Transmission Association, Inc Project, Refunding Series 2009, 2.000%, 3/01/36 (Mandatory Put 10/03/22)	No Opt. Call	A-	4,492,444
225	Northglenn Urban Renewal Authority, Northglenn, Colorado, Tax Increment Revenue Bonds, Urban Renewal Plan 2, Series 2019, 4.000%, 12/01/21	No Opt. Call	BBB-	233,966
2,040	Pueblo Urban Renewal Authority, Colorado, State Sales Tax Increment Revenue Bonds, Regional Tourism Project, Series 2017, 3.000%, 6/01/21	No Opt. Call	N/R	2,030,147
	Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Convertible to Unlimited Tax Refunding Subordinate Series 2019:
100	5.000%, 12/15/21 – AGM Insured	No Opt. Call	AA	105,886
105	5.000%, 12/15/22 – AGM Insured	No Opt. Call	AA	115,251
260	5.000%, 12/15/24 – AGM Insured	No Opt. Call	AA	302,560
1,530	Weld County School District RE1, Colorado, General Obligation Bonds, Series 2017, 5.000%, 12/15/20	No Opt. Call	AA	1,563,155
29,070	Total Colorado			31,230,207
	Connecticut – 0.2%
1,200	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Series 2020A, 5.000%, 5/01/26	No Opt. Call	A+	1,470,576
	District of Columbia – 1.6%
5,345	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Bonds, Series 2011C, 5.000%, 10/01/26 (AMT)	10/21 at 100.00	AA-	5,602,896
	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2017:
2,475	5.000%, 10/01/20 (AMT)	No Opt. Call	AA-	2,500,270
1,205	5.000%, 10/01/21 (AMT)	No Opt. Call	AA-	1,266,274
2,175	Washington Convention and Sports Authority, Washington DC, Dedicated Tax Revenue Bonds, Refunding Senior Lien Series 2018A, 5.000%, 10/01/22	No Opt. Call	AA+	2,281,184
11,200	Total District of Columbia			11,650,624

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida – 4.3%
$1,450	Broward County, Florida, Airport System Revenue Bonds, Refunding Series 2012P-1, 5.000%, 10/01/22 (AMT)	No Opt. Call	A+	$1,578,441
1,000	Broward County, Florida, Airport System Revenue Bonds, Series 2015A, 5.000%, 10/01/23 (AMT)	No Opt. Call	A+	1,124,920
415	Broward County, Florida, Airport System Revenue Bonds, Series 2017, 5.000%, 10/01/21 (AMT)	No Opt. Call	A+	435,572
1,300	Broward County, Florida, Airport System Revenue Bonds, Series 2019A, 5.000%, 10/01/24 (AMT)	No Opt. Call	A+	1,505,036
750	Broward County, Florida, Port Facilities Revenue Bonds, Series 2019B, 5.000%, 9/01/23 (AMT)	No Opt. Call	A1	828,165
15,000	Florida State Board of Education, Public Education Capital Outlay Bonds, Refunding Series 2019A, 5.000%, 6/01/22	No Opt. Call	AAA	16,365,600
1,500	Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities Revenue Bonds, Refunding Priority Subordinated Series 2016, 5.000%, 10/01/21 (AMT)	No Opt. Call	A+	1,573,395
1,285	Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/21 (AMT)	No Opt. Call	AA-	1,348,697
1,750	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Series 2018E, 5.000%, 10/01/22 (AMT)	No Opt. Call	AA-	1,908,707
1,035	Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Miami Jewish Health System Inc Project, Series 2017, 5.000%, 7/01/22	No Opt. Call	BB+	1,018,637
1,000	South Broward Hospital District, Florida, Hospital Revenue Bonds, Refunding Series 2015, 5.000%, 5/01/21	No Opt. Call	AA	1,035,960
860	South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health Systems of South Florida Obligated Group, Series 2017, 5.000%, 8/15/21	No Opt. Call	AA-	898,881
	Tampa, Florida, Revenue Bonds, H Lee Moffitt Cancer Center and Research Institute, Series 2020B:
200	5.000%, 7/01/22	No Opt. Call	A2	215,904
340	5.000%, 7/01/25	No Opt. Call	A2	400,622
225	5.000%, 7/01/26	No Opt. Call	A2	270,164
700	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A, 4.500%, 5/01/32, 144A	5/29 at 100.00	N/R	754,404
28,810	Total Florida			31,263,105
	Georgia – 1.6%
1,500	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project, Series 2016D, 5.000%, 1/01/21	No Opt. Call	A2	1,530,285
	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2014:
389	5.500%, 7/15/23 (Pre-refunded 7/15/21)	7/21 at 100.00	N/R (4)	403,902
1,035	5.500%, 7/15/30 (Pre-refunded 7/15/21)	7/21 at 100.00	N/R (4)	1,090,186
1,136	5.500%, 1/15/36 (Pre-refunded 7/15/21)	7/21 at 100.00	N/R (4)	1,196,835
2,470	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2018A, 4.000%, 9/01/22	No Opt. Call	Aa2	2,635,910
1,000	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2019A, 5.000%, 5/15/21	No Opt. Call	A3	1,031,250

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Georgia (continued)
$3,055	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2019B, 4.000%, 8/01/49 (Mandatory Put 12/02/24)	9/24 at 100.43	Aa1	$3,450,195
10,585	Total Georgia			11,338,563
	Idaho – 0.3%
1,710	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project, Refunding Series 2016, 5.000%, 9/01/22	No Opt. Call	BB+	1,833,530
	Illinois – 5.7%
400	Board of Regents of Illinois State University, Auxiliary Facilities System Revenue Bonds, Series 2018A, 5.000%, 4/01/22 – AGM Insured	No Opt. Call	AA	427,060
3,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017E, 5.000%, 12/01/21	No Opt. Call	BB	3,073,350
425	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2019A, 0.000%, 12/01/25	No Opt. Call	BB	341,245
660	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1, 0.000%, 12/01/20 – FGIC Insured	No Opt. Call	Baa2	653,697
4,795	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Refunding Senior Lien Series 2012A, 5.000%, 1/01/24 (AMT)	1/22 at 100.00	A	5,066,301
1,200	Cook County, Illinois, General Obligation Bonds, Refunding Series 2018, 5.000%, 11/15/21	No Opt. Call	A+	1,232,904
1,145	Downers Grove, Illinois, General Obligation Bonds, Series 2012, 3.000%, 1/01/21	No Opt. Call	AAA	1,159,370
1,250	Granite City, Illinois, Waste Disposal Revenue Bonds, Waste Management Inc Project, Series 2002, 2.450%, 5/01/27 (Mandatory Put 5/03/21) (AMT)	No Opt. Call	A-	1,261,175
100	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont School Project, Series 2015A, 4.500%, 12/01/20, 144A	No Opt. Call	N/R	100,460
380	Illinois Finance Authority, Revenue Bonds, Memorial Health System, Series 2014A, 3.500%, 7/01/21	No Opt. Call	AA-	389,671
	Illinois Finance Authority, Revenue Bonds, Northshore University HealthSystem, Series 2020A:
1,000	5.000%, 8/15/22	No Opt. Call	AA-	1,085,700
1,000	5.000%, 8/15/23	No Opt. Call	AA-	1,123,060
1,000	5.000%, 8/15/24	No Opt. Call	AA-	1,157,550
1,095	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A, 5.000%, 11/15/20	No Opt. Call	A	1,109,038
5,375	Illinois State, General Obligation Bonds, February Series 2014, 5.000%, 2/01/21	No Opt. Call	BBB-	5,449,067
2,000	Illinois State, General Obligation Bonds, May Series 2020, 5.500%, 5/01/24	No Opt. Call	BBB-	2,169,500
3,100	Illinois State, General Obligation Bonds, November Series 2017D, 5.000%, 11/01/23	No Opt. Call	BBB-	3,289,751
1,250	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2018A, 5.000%, 1/01/22	No Opt. Call	AA-	1,329,338
5,000	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2019C, 5.000%, 1/01/25	No Opt. Call	AA-	5,890,600

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$125	Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and Greene Counties Community College District 536, Illinois, General Obligation Bonds, Lewis & Clark Community College, Refunding Series 2020, 4.000%, 5/01/22 – AGM Insured	No Opt. Call	AA	$132,820
2,750	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2017, 5.000%, 6/01/22	No Opt. Call	A	2,943,765
	Southwestern Illinois Development Authority, Local Government Program Revenue Bonds, Southwestern Illinois Flood District Council Project, Series 2020:
500	4.000%, 4/15/23	No Opt. Call	AA-	547,260
450	5.000%, 4/15/24	No Opt. Call	AA-	522,171
1,000	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation Bonds, Refunding Series 2020, 4.000%, 1/01/22 – AGM Insured	No Opt. Call	AA	1,032,110
39,000	Total Illinois			41,486,963
	Indiana – 0.6%
1,500	Franklin, Indiana, Economic Development Revenue Bonds, Otterbein Homes Obligated Group, Series 2019B, 5.000%, 7/01/24	No Opt. Call	A	1,668,990
2,810	Rockport, Indiana, Pollution Control Revenue Refunding Bonds, Indiana Michigan Power Company Project, Series 2008D, 2.050%, 4/01/25 (Mandatory Put 6/01/21)	No Opt. Call	A-	2,837,201
4,310	Total Indiana			4,506,191
	Iowa – 0.7%
1,225	Des Moines, Iowa, Stormwater Management Utility Revenue Bonds, Capital Loan Notes Series 2018C, 5.000%, 6/01/21	No Opt. Call	AA+	1,278,079
2,770	Iowa Finance Authority, Healthcare Revenue Bonds, Genisis Health System, Refunding Series 2010, 5.000%, 7/01/20	No Opt. Call	A1	2,770,000
420	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Refunding Series 2019, 3.125%, 12/01/22	12/20 at 103.00	BB-	424,238
125	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/27, 144A	7/20 at 104.00	BB-	130,095
145	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018B, 5.250%, 12/01/50 (Mandatory Put 12/01/37)	12/22 at 105.00	BB-	151,321
4,685	Total Iowa			4,753,733
	Kansas – 0.2%
	Kansas Municipal Energy Agency, Power Project Revenue Bonds, Dogwood Project, Series 2018A:
500	5.000%, 4/01/22 – BAM Insured	No Opt. Call	AA	539,820
500	5.000%, 4/01/23 – BAM Insured	No Opt. Call	AA	562,285
1,000	Total Kansas			1,102,105
	Kentucky – 1.7%
3,785	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018B, 4.000%, 1/01/49 (Mandatory Put 1/01/25)	10/24 at 100.24	A1	4,172,243
4,000	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018C-1, 4.000%, 12/01/49 (Mandatory Put 6/01/25)	3/25 at 100.19	A	4,495,600

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kentucky (continued)
$3,310	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2002A, 2.300%, 9/01/26 (Mandatory Put 9/01/21)	No Opt. Call	A1	$3,366,237
11,095	Total Kentucky			12,034,080
	Louisiana – 0.6%
2,250	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A, 5.000%, 7/01/20	No Opt. Call	AA-	2,250,000
2,465	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017A-1, 2.000%, 6/01/37 (Mandatory Put 4/01/23)	No Opt. Call	BBB	2,445,379
4,715	Total Louisiana			4,695,379
	Massachusetts – 0.7%
715	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health Care, Series 2016I, 5.000%, 7/01/21	No Opt. Call	A-	743,378
	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue K, Series 2017A:
375	4.000%, 7/01/20 (AMT)	No Opt. Call	AA	375,000
1,000	4.000%, 7/01/21 (AMT)	No Opt. Call	AA	1,022,550
1,000	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Refunding Series 2019B, 5.000%, 7/01/23 (AMT)	No Opt. Call	AA	1,094,070
1,550	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Series 2016J, 4.000%, 7/01/20 (AMT)	No Opt. Call	AA	1,550,000
4,640	Total Massachusetts			4,784,998
	Michigan – 1.3%
1,705	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2017A-MI, 5.000%, 12/01/22	No Opt. Call	AA-	1,874,989
1,715	Michigan Finance Authority, Revenue Bonds, Ascension Senior Credit Group, Refunding Series 2016E-1, 4.000%, 11/15/44 (Mandatory Put 8/15/24)	No Opt. Call	AA+	1,939,236
1,440	Michigan State Hospital Finance Authority, Revenue Bonds, McLaren Health Care Corporation, Refunding Series 2012A, 5.000%, 6/01/24	6/22 at 100.00	AA-	1,553,472
2,000	Michigan State Trunk Line Fund Refunding Bonds, Series 2020A, 5.000%, 11/15/21	No Opt. Call	AA+	2,122,940
1,000	Michigan State, Grant Anticipation Bonds, Refunding Federal Highway Series 2016, 5.000%, 3/15/21	No Opt. Call	A2	1,031,020
1,000	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D, 5.000%, 9/01/23	No Opt. Call	A+	1,124,670
8,860	Total Michigan			9,646,327
	Minnesota – 9.1%
240	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A, 3.000%, 8/01/22	No Opt. Call	BB+	241,879
380	Brainerd, Minnesota, Electric Utility Revenue Bonds, Series 2014A, 3.000%, 12/01/20 – AGM Insured	No Opt. Call	AA	384,207

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
	Chatfield, Minnesota, Healthcare and Housing Facilities Revenue Bonds, Chosen Valley Care Center Project, Refunding Series 2019:
$150	3.000%, 9/01/21	No Opt. Call	N/R	$147,404
210	4.000%, 9/01/23	No Opt. Call	N/R	206,499
1,415	City of Red Wing, Minnesota, General Obligation Bonds, Series 2018A, 5.000%, 2/01/23	No Opt. Call	Aa2	1,582,833
615	Dakota County Community Development Agency, Minnesota, Senior Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding Series 2016A, 2.500%, 8/01/21, 144A	No Opt. Call	N/R	606,095
440	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2016A, 4.000%, 7/01/21	No Opt. Call	BB+	446,635
	Duluth Independent School District 709, Minnesota, Certificates of Participation, Refunding Full Term Series 2019B:
645	5.000%, 2/01/22	No Opt. Call	Aa2	687,247
755	5.000%, 2/01/23	No Opt. Call	Aa2	835,075
	Duluth Independent School District 709, Minnesota, Certificates of Participation, Refunding Full Term Series 2019C:
255	5.000%, 2/01/21	No Opt. Call	Aa2	261,189
280	5.000%, 2/01/23	No Opt. Call	Aa2	309,697
2,115	Elk River Independent School District 728, Minnesota, General Obligation Bonds, Refunding School Building Series 2016A, 5.000%, 2/01/23	No Opt. Call	Aa2	2,368,779
1,130	Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language Academy, Series 2019A, 4.375%, 8/01/29	8/27 at 102.00	BB+	1,205,416
995	Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus Preparatory School Project, Series 2016A, 3.000%, 11/01/21	No Opt. Call	BB	996,124
1,550	Minneapolis Special School District 1, Hennepin County, Minnesota, General Obligation Bonds, School Building Series 2017A, 5.000%, 2/01/23	No Opt. Call	AAA	1,735,984
310	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin Cities International Schools Project, Series 2017A, 3.750%, 12/01/22, 144A	No Opt. Call	N/R	312,344
500	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua Academy Project, Series 2013A, 6.000%, 7/01/33	7/23 at 100.00	BB+	536,305
650	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2014A, 5.000%, 1/01/22	No Opt. Call	A+	690,651
1,000	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2014B, 5.000%, 1/01/25 (AMT)	1/24 at 100.00	A+	1,127,730
200	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C, 4.000%, 1/01/21	No Opt. Call	AA-	203,300
1,250	Minnesota Housing Finance Agency, Rental Housing Revenue Bonds, Series 2019A, 2.000%, 8/01/20	7/20 at 100.00	AA+	1,251,737
2,000	Minnesota Housing Finance Agency, Rental Housing Revenue Bonds, Series 2019E, 1.400%, 8/01/21	2/21 at 100.00	AA+	2,008,780
905	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2017A, 1.700%, 1/01/21 (AMT)	No Opt. Call	AA+	909,570

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020A:
$690	1.150%, 7/01/21 (AMT)	No Opt. Call	AA+	$693,077
300	1.450%, 7/01/24 (AMT)	No Opt. Call	AA+	306,258
325	Minnesota Office of Higher Education, Supplemental Student Loan Program Revenue Bonds, 2020 Senior Series, 5.000%, 11/01/24 (AMT)	No Opt. Call	AA	374,595
	Minnesota Office of Higher Education, Supplemental Student Loan Program Revenue Bonds, Senior Series 2018:
500	5.000%, 11/01/22 (AMT)	No Opt. Call	AA	542,850
400	5.000%, 11/01/23 (AMT)	No Opt. Call	AA	448,616
4,695	Minnesota State, General Obligation Bonds, Refunding Various Purpose Series 2016D, 5.000%, 8/01/22	No Opt. Call	AAA	5,163,045
2,210	Minnesota State, General Obligation Bonds, Various Purpose Series 2013A, 5.000%, 8/01/21	No Opt. Call	AAA	2,324,699
	Morris, Minnesota, Health Care Facilities Revenue Bonds, Farmington Health Services Project, Refunding Series 2019:
60	2.550%, 8/01/20	No Opt. Call	N/R	59,915
100	2.700%, 8/01/21	No Opt. Call	N/R	98,254
720	North Oaks, Minnesota, Senior Housing Revenue Bonds, Waverly Gardens Project, Refunding Series 2016, 4.000%, 10/01/23	No Opt. Call	N/R	737,381
5,100	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Series 2017, 5.000%, 1/01/21	No Opt. Call	A-	5,216,433
9,480	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic, Series 2011, 4.500%, 11/15/38 (Mandatory Put 11/15/21)	No Opt. Call	N/R	9,908,875
2,500	Rosemount Independent School District 196, Dakota County, Minnesota, General Obligation Bonds, School Building Series 2016A, 5.000%, 2/01/23	No Opt. Call	AAA	2,794,475
295	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A, 3.000%, 4/01/21 (5)	No Opt. Call	N/R	200,600
2,395	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Refunding Series 2014B, 5.000%, 5/01/23	No Opt. Call	AA-	2,656,917
45	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community of Peace Academy Project, Refunding Series 2015A, 2.750%, 12/01/20	No Opt. Call	BBB-	45,324
	Saint Paul Park, Minnesota, Senior Housing and Health Care Revenue Bonds, Presbyterian Homes Bloomington Project, Refunding Series 2017:
820	3.000%, 9/01/20	No Opt. Call	N/R	820,025
500	3.000%, 9/01/21	No Opt. Call	N/R	499,990
500	3.000%, 9/01/22	No Opt. Call	N/R	499,260
315	Sartell, Minnesota, Health Care Facilities Revenue Bonds, Country Manor Campus LLC Project, Refunding Series 2017, 3.000%, 9/01/22	No Opt. Call	N/R	306,360
3,515	Sauk Rapids Independent School District 047, Benton County, Minnesota, General Obligation Bonds, Refunding School Building Series 2015A, 5.000%, 2/01/23	No Opt. Call	AAA	3,938,698
120	Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy Project, Series 2016A, 3.625%, 10/01/21	No Opt. Call	N/R	119,698

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
$6,790	South Washington County Independent School District 833, Minnesota, General Obligation Bonds, Refunding School Building Series 2018B, 5.000%, 2/01/22	No Opt. Call	Aa2	$7,287,232
	Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior Living Community, Refunding Series 2019:
350	3.000%, 8/01/22	No Opt. Call	N/R	346,651
300	3.000%, 8/01/23	No Opt. Call	N/R	294,876
400	3.000%, 8/01/24	No Opt. Call	N/R	391,256
400	3.000%, 8/01/25	8/24 at 102.00	N/R	388,396
61,815	Total Minnesota			65,519,236
	Mississippi – 0.1%
1,000	Warren County, Mississippi, Environmental Improvement Revenue Bonds, International Paper Company Project, Refunding Series 2020B, 1.600%, 8/01/27 (Mandatory Put 6/16/25) (AMT) (WI/DD, Settling 7/10/20 )	No Opt. Call	BBB	1,007,590
	Missouri – 4.1%
885	Arnold Retail Corridor Transportation Development District, Missouri, Sales Tax Revenue Bonds, Refunding Series 2019, 3.000%, 11/01/28	11/24 at 100.00	N/R	833,006
100	Belton School District 124, Cass County, Missouri, Certificates of Participation, Missouri School Boards Association, Series 2019, 4.000%, 1/15/22 – AGM Insured	No Opt. Call	AA	105,444
1,230	Branson Reorganized School District R-4, Taney County, Missouri, General Obligation Bonds, Direct Deposit Program Refunding Series 2020, 4.000%, 3/01/22	No Opt. Call	AA+	1,300,602
1,375	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Saint Francis Medical Center, Series 2013A, 5.000%, 6/01/23	6/22 at 100.00	AA	1,479,266
400	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2017A, 5.000%, 3/01/21	No Opt. Call	BBB-	407,756
300	Chesterfield Valley Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2015, 3.250%, 5/15/28	5/23 at 100.00	A-	315,021
1,000	Clay County Reorganized School District R-1, Kearney, Missouri, General Obligation Bonds, School Building Series 2017, 5.000%, 3/01/22	No Opt. Call	AA+	1,077,950
145	Hanley/Eager Road Transportation Development District, Missouri, Revenue Bonds, Refunding Series 2016A, 2.375%, 3/01/21	No Opt. Call	N/R	144,510
650	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2015, 5.000%, 2/15/24	No Opt. Call	A	740,298
	Kansas City, Missouri, General Obligation Bonds, Series 2020A:
410	5.000%, 2/01/23	No Opt. Call	AA	458,294
435	5.000%, 2/01/24	No Opt. Call	AA	504,844
1,250	Kansas City, Missouri, Water Revenue Bonds, Refunding Series 2019A, 5.000%, 12/01/22	No Opt. Call	AA+	1,391,837
1,000	Meramec Valley School District R-3, Franklin and St Louis Counties, Missouri, General Obligation Bonds, Series 2020, 4.000%, 3/01/23	No Opt. Call	AA+	1,095,010
1,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998B, 2.900%, 9/01/33	7/27 at 102.00	A	1,088,310

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Southeast Missouri State University, Refunding Series 2019:
$200	5.000%, 10/01/23	No Opt. Call	A	$221,868
505	5.000%, 10/01/24	No Opt. Call	A	574,968
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Wright Memorial Hospital, Series 2019:
100	5.000%, 9/01/20	No Opt. Call	BBB-	100,553
465	5.000%, 9/01/21	No Opt. Call	BBB-	483,191
275	5.000%, 9/01/22	No Opt. Call	BBB-	294,927
285	5.000%, 9/01/23	No Opt. Call	BBB-	314,423
	Missouri State University, Auxiliary Enterprise System Revenue Bonds, Series 2019A:
135	5.000%, 10/01/22	No Opt. Call	A+	146,580
230	5.000%, 10/01/23	No Opt. Call	A+	257,947
225	5.000%, 10/01/24	No Opt. Call	A+	259,677
300	Plaza at Noah's Ark Community Improvement District, Saint Charles, Missouri, Tax Increment and Improvement District Revenue Bonds, Series 2015, 3.250%, 5/01/21	No Opt. Call	N/R	303,243
1,000	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Refunding Series 2016B, 5.000%, 12/01/21	No Opt. Call	AA+	1,065,380
	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Ranken-Jordan Project, Refunding & Improvement Series 2016:
640	4.000%, 11/15/20	No Opt. Call	N/R	641,523
725	5.000%, 11/15/24	No Opt. Call	N/R	766,869
630	5.000%, 11/15/26	11/25 at 100.00	N/R	670,471
5,055	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St Louis International Airport, Refunding Series 2017A, 5.000%, 7/01/22 – AGM Insured	No Opt. Call	AA	5,445,499
2,425	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St Louis International Airport, Refunding Series 2017B, 4.000%, 7/01/20 – AGM Insured (AMT)	No Opt. Call	AA	2,425,000
2,000	Springfield, Missouri, Public Utility Revenue Bonds, Refunding Series 2015, 3.250%, 8/01/27	8/25 at 100.00	AA+	2,231,420
1,745	Springfield, Missouri, Special Obligation Bonds, Refunding Series 2017B, 5.000%, 7/01/21 (AMT)	No Opt. Call	Aa2	1,818,011
	Webster County Reorganized School District R-I Marshfield, Missouri, General Obligation Bonds, Refunding Series 2019B:
450	3.000%, 3/01/21	No Opt. Call	AA+	457,898
450	3.000%, 3/01/22	No Opt. Call	AA+	469,381
28,020	Total Missouri			29,890,977
	Montana – 0.4%
2,085	Montana State Board of Investments, Municipal Finance Consolidation Act Bonds, INTERCAP Revolving Program, Annual Adjustable Rate Tender Option, Series 2013, 1.000%, 3/01/38 (Mandatory Put 3/01/21)	3/21 at 100.00	Aa2	2,086,105
500	Montana State, General Obligation Bonds, Series 2020C, 2.000%, 8/01/23	No Opt. Call	Aa1	525,560
2,585	Total Montana			2,611,665

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nebraska – 1.0%
$690	Central Plains Energy Project, Nebraska, Gas Project 1 Revenue Bonds, Series 2007A, 5.250%, 12/01/21	No Opt. Call	A	$725,701
	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Children's Hospital Obligated Group, Refunding Series 2020A:
200	5.000%, 11/15/21	No Opt. Call	AA-	210,880
115	5.000%, 11/15/23	No Opt. Call	AA-	130,222
125	5.000%, 11/15/24	No Opt. Call	AA-	145,780
175	5.000%, 11/15/25	No Opt. Call	AA-	207,571
1,385	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Children's Hospital Obligated Group, Series 2020B, 5.000%, 11/15/53 (Mandatory Put 11/15/25)	8/25 at 100.00	AA-	1,627,043
1,685	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015, 5.000%, 11/01/21	No Opt. Call	A	1,774,069
	Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Refunding Series 2017A:
1,000	4.000%, 7/01/20	No Opt. Call	BBB	1,000,000
1,555	5.000%, 7/01/22	No Opt. Call	BBB	1,666,696
6,930	Total Nebraska			7,487,962
	Nevada – 2.5%
3,000	Clark County, Nevada, Airport Revenue Bonds, Junior Subordinate Lien Notes Series 2017C, 5.000%, 7/01/21 (AMT)	No Opt. Call	A+	3,119,400
2,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Refunding Series 2017B, 5.000%, 7/01/20 (AMT)	No Opt. Call	Aa3	2,000,000
5,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Refunding Series 2019E, 5.000%, 7/01/24	No Opt. Call	Aa3	5,786,600
1,390	Clark County, Nevada, Pollution Control Revenue Bonds, Nevada Power Company Project, Refunding Series 2017, 1.650%, 1/01/36 (Mandatory Put 3/31/23)	No Opt. Call	A+	1,401,176
	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18 Inspirada, Refunding Series 2016:
1,890	4.000%, 9/01/20	No Opt. Call	N/R	1,893,421
260	2.000%, 9/01/21	No Opt. Call	N/R	257,161
1,410	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2011C, 5.000%, 6/01/22	6/21 at 100.00	AA+	1,470,292
1,790	Nevada State, General Obligation Bonds, Capital Improvement & Refunding Series 2015E, 5.000%, 2/01/21	No Opt. Call	AA+	1,839,296
16,740	Total Nevada			17,767,346
	New Jersey – 4.7%
1,330	Lacey Township School District, Ocean County, New Jersey, General Obligation Bonds, Refunding Series 2016, 5.000%, 4/01/21 – BAM Insured	No Opt. Call	AA	1,374,874
7,000	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A, 5.000%, 7/01/23 – BAM Insured	No Opt. Call	AA	7,618,940

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$1,260	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health Obligated Group, Term Series 2019B-1, 5.000%, 7/01/43 (Mandatory Put 7/01/24)	4/24 at 100.87	AA-	$1,460,176
	New Jersey Higher Education Assistance Authority, Senior Student Loan Revenue Bonds, Refunding Series 2018B:
1,000	5.000%, 12/01/20 (AMT)	No Opt. Call	Aaa	1,015,080
2,500	5.000%, 12/01/21 (AMT)	No Opt. Call	Aaa	2,624,250
6,500	5.000%, 12/01/22 (AMT)	No Opt. Call	Aaa	6,993,870
	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2018A:
1,335	5.000%, 6/15/22	No Opt. Call	A+	1,413,685
3,000	5.000%, 6/15/23	No Opt. Call	A+	3,263,820
1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019A, 5.000%, 12/15/24	No Opt. Call	BBB+	1,107,330
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A:
5,000	5.000%, 6/01/21	No Opt. Call	A	5,189,350
1,685	5.000%, 6/01/23	No Opt. Call	A	1,881,690
31,610	Total New Jersey			33,943,065
	New Mexico – 1.0%
2,500	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2019B, 5.000%, 8/01/49 (Mandatory Put 8/01/25)	5/25 at 100.87	AA	2,925,975
	Santa Fe County, New Mexico, Gross Receipts Tax Revenue Bonds, Capital Outlay Series 2017:
1,615	5.000%, 6/01/21	No Opt. Call	AA+	1,685,430
2,110	5.000%, 6/01/22	No Opt. Call	AA+	2,300,807
6,225	Total New Mexico			6,912,212
	New York – 3.9%
4,675	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Subordinate Revenue Anticipation Notes Series 2020B, 5.000%, 3/31/21	No Opt. Call	N/R	4,840,168
14,030	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2016A Groups A,B&C, 5.000%, 3/15/22	No Opt. Call	AA+	15,131,495
3,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, Rochester Gas and Electric Corporation, Series 2004C, 2.625%, 4/01/34 (Mandatory Put 7/03/23)	No Opt. Call	A-	3,072,540
3,985	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Refunding Series 2016, 5.000%, 8/01/20 (ETM) (AMT)	No Opt. Call	BB- (4)	3,999,705
1,210	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Eighty-Fifth Series 2014, 5.000%, 9/01/23 (AMT)	No Opt. Call	Aa3	1,365,703
26,900	Total New York			28,409,611

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Carolina – 0.3%
$1,745	North Carolina Central University, General Revenue Bonds, Refunding Series 2016, 5.000%, 10/01/23	No Opt. Call	A3	$1,935,205
500	University of North Carolina, Charlotte, General Revenue Bonds, Refunding Series 2017A, 5.000%, 10/01/24	No Opt. Call	Aa3	588,405
2,245	Total North Carolina			2,523,610
	North Dakota – 0.4%
	Grand Forks, North Dakota, Senior Housing and Nursing Facilities Revenue Bonds, Valley Homes Obligated Group, Series 2016A:
630	4.500%, 12/01/20	No Opt. Call	N/R	632,716
585	4.750%, 12/01/21	No Opt. Call	N/R	594,740
1,245	5.000%, 12/01/22	No Opt. Call	N/R	1,284,043
280	West Fargo Public School District 6, Cass County, North Dakota, General Obligation Bonds, Special Assessment Prepayment Series 2020C, 4.000%, 8/01/26	No Opt. Call	Aa2	330,599
2,740	Total North Dakota			2,842,098
	Ohio – 1.6%
845	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Refunding Series 2017, 4.000%, 11/15/22	No Opt. Call	A	904,032
850	Cleveland, Ohio, Airport System Revenue Bonds, Series 2019B, 5.000%, 1/01/22 (AMT)	No Opt. Call	A	897,915
685	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (5)	No Opt. Call	N/R	342,500
1,710	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2005A, 2.100%, 1/01/29 (Mandatory Put 10/01/24) (AMT)	No Opt. Call	BBB+	1,723,834
2,310	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc, Series 2018C, 5.000%, 1/15/42 (Mandatory Put 9/15/21)	No Opt. Call	A	2,413,326
4,000	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc, Series 2018D, 5.000%, 1/15/39 (Mandatory Put 9/15/23)	No Opt. Call	A	4,525,920
360	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc, Series 2020B, 5.000%, 1/15/50 (Mandatory Put 1/15/25)	1/25 at 100.00	A	421,801
500	Warren County, Ohio, Healthcare Facilities Revenue Bonds, Otterbein Homes Obligated Group, Refunding Series 2019A, 4.000%, 7/01/20	No Opt. Call	A	500,000
11,260	Total Ohio			11,729,328
	Oklahoma – 0.2%
1,065	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Norman Public Schools Project, Series 2019, 5.000%, 6/01/24	No Opt. Call	A+	1,230,309
425	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B, 5.000%, 8/15/22	No Opt. Call	Baa3	452,710
1,490	Total Oklahoma			1,683,019

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oregon – 1.5%
	Marion and Polk Counties School District 24J, Salem-Kreizer, Oregon, General Obligation Bonds, Convertible Deferred Interest Series 2020B:
$300	0.000%, 6/15/23 (WI/DD, Settling 7/07/20 )	No Opt. Call	AA+	$324,633
500	0.000%, 6/15/24 (WI/DD, Settling 7/07/20 )	No Opt. Call	AA+	561,005
350	0.000%, 6/15/26 (WI/DD, Settling 7/07/20 )	No Opt. Call	AA+	417,077
4,620	Oregon Business Development Commission, Economic Development Revenue Bonds, Intel Corporation Project, 250 Series 2019, 5.000%, 3/01/49 (Mandatory Put 3/01/22) (AMT)	No Opt. Call	A+	4,924,135
450	Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services Project, Refunding Series 2020A, 5.000%, 10/01/24 (WI/DD, Settling 7/07/20 )	No Opt. Call	BBB+	515,331
3,000	Oregon Health and Science University, Revenue Bonds, Series 2019B-2, 5.000%, 7/01/42 (Mandatory Put 2/01/25)	11/24 at 100.00	AA-	3,414,060
1,000	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health Projects, Series 2019A, 4.000%, 5/15/22	No Opt. Call	AA-	1,056,180
10,220	Total Oregon			11,212,421
	Pennsylvania – 1.9%
1,000	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series 2018A, 5.000%, 4/01/22	No Opt. Call	A	1,069,280
800	Centre County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Mount Nittany Medical Center Project, Series 2018A, 5.000%, 11/15/21	No Opt. Call	AA-	844,080
300	Chester, Delaware County, Pennsylvania, Tax and Revenue Anticipation Notes, Series 2020, 4.125%, 11/30/20, 144A	7/20 at 100.00	N/R	300,942
1,000	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master Settlement, Series 2018, 5.000%, 6/01/22	No Opt. Call	A1	1,078,570
1,625	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger Health System, Series 2020B, 5.000%, 4/01/43 (Mandatory Put 2/15/27)	8/26 at 100.00	AA-	1,986,238
465	Pennsylvania State University, Revenue Bonds, Series 2020E, 5.000%, 3/01/24	No Opt. Call	Aa1	541,804
1,000	Pennsylvania State, General Obligation Bonds, First Series 2015, 5.000%, 3/15/22	No Opt. Call	Aa3	1,077,980
5,045	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Series 2016, 5.000%, 6/01/21	No Opt. Call	A3	5,212,090
400	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2017A, 5.000%, 7/01/22	No Opt. Call	A	432,140
1,000	The Hospitals and Higher Education Facilities Authority of Philadelphia, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series of 2017, 5.000%, 7/01/20	No Opt. Call	BBB-	1,000,000
12,635	Total Pennsylvania			13,543,124
	Rhode Island – 0.1%
375	Rhode Island Health and Educational Building Corporation, Higher Education Facility Revenue Bonds, University of Rhode Island Auxiliary Enterprise, Refunding Series 2016B, 5.000%, 9/15/20	No Opt. Call	A+	377,948

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Carolina – 1.1%
$875	Rock Hill, South Carolina, Combined Utility System Revenue Bonds, Series 2016, 5.000%, 1/01/27	1/26 at 100.00	A	$1,052,949
3,285	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Bon Secours Mercy Health, Inc, Series 2020B, 5.000%, 12/01/48 (Mandatory Put 10/01/25)	No Opt. Call	AA-	3,829,686
2,980	South Carolina State Ports Authority, Revenue Bonds, Series 2018, 5.000%, 7/01/22 (AMT)	No Opt. Call	A+	3,197,301
7,140	Total South Carolina			8,079,936
	South Dakota – 0.4%
	Sioux Falls, South Dakota, Health Facilities Revenue Bonds, Dow Rummel Village Project, Refunding Series 2016:
150	2.650%, 11/01/20	No Opt. Call	BB	149,448
200	3.000%, 11/01/21	No Opt. Call	BB	197,426
585	Sioux Falls, South Dakota, Health Facilities Revenue Bonds, Dow Rummel Village Project, Series 2017, 3.100%, 11/01/22	No Opt. Call	BB	577,085
1,940	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Avera Health, Series 2019A, 5.000%, 7/01/33 (Mandatory Put 7/01/24)	4/24 at 100.00	AA-	2,166,417
2,875	Total South Dakota			3,090,376
	Tennessee – 0.8%
100	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, CommonSpirit Health, Series 2019A-1, 5.000%, 8/01/28	No Opt. Call	BBB+	122,756
1,000	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Covenant Health, Refunding Series 2012A, 5.000%, 1/01/21	No Opt. Call	A+	1,020,190
4,000	Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2019A, 5.000%, 2/01/50 (Mandatory Put 10/01/24)	7/24 at 100.58	Aa2	4,627,920
5,100	Total Tennessee			5,770,866
	Texas – 10.3%
1,150	Austin Convention Enterprises Inc, Texas, Convention Center Hotel Revenue Bonds, Refunding First Tier Series 2017A, 5.000%, 1/01/21	No Opt. Call	BBB-	1,150,782
5,000	Austin, Texas, Airport System Revenue Bonds, Refunding Series 2019, 5.000%, 11/15/23 (AMT)	No Opt. Call	A1	5,647,650
1,000	Austin, Texas, Airport System Revenue Bonds, Series 2019B, 5.000%, 11/15/22 (AMT)	No Opt. Call	A1	1,092,970
	Brazos Higher Education Authority Inc, Texas, Student Loan Program Revenue Bonds, Senior Series 2020-1A:
400	5.000%, 4/01/23 (AMT)	No Opt. Call	AA	436,248
400	5.000%, 4/01/24 (AMT)	No Opt. Call	AA	447,924
500	5.000%, 4/01/25 (AMT)	No Opt. Call	AA	572,990
1,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2013E, 5.000%, 11/01/22 (AMT)	No Opt. Call	A1	1,094,660
2,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2014D, 5.000%, 11/01/22 (AMT)	No Opt. Call	A+	2,189,320
2,030	El Paso, Texas, Airport Revenue Bonds, El Paso International Airport Series 2018, 5.000%, 8/15/23 (AMT)	No Opt. Call	A+	2,256,609

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$4,550	Fort Worth Independent School District, Tarrant County, Texas, General Obligation Bonds, Refunding School Building Series 2015, 5.000%, 2/15/23	No Opt. Call	AAA	$5,097,547
1,655	Galveston Independent School District, Galveston County, Texas, General Obligation Bonds, School Building Series 2018, 5.000%, 2/01/22	No Opt. Call	Aaa	1,779,473
5,000	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Bond Anticipation Note Series 2014A, 5.000%, 2/01/23	No Opt. Call	A+	5,407,300
3,595	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Series 2019B-1, 5.000%, 7/01/49 (Mandatory Put 12/01/22)	9/22 at 100.88	A+	3,913,625
1,000	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 11/15/20	No Opt. Call	A3	1,005,870
2,260	Houston Independent School District, Harris County, Texas, General Obligation Bonds, Refunding Schoolhouse Series 2016A, 5.000%, 2/15/21	No Opt. Call	AAA	2,326,964
1,700	Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate Lien Series Series 2018A, 5.000%, 7/01/22 (AMT)	No Opt. Call	A1	1,829,217
4,210	Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate Lien Series 2018C, 5.000%, 7/01/23 (AMT)	No Opt. Call	AA	4,698,907
5,000	Houston, Texas, Combined Utility System Revenue Bonds, Refunding First Lien Series 2014C, 4.000%, 5/15/21	No Opt. Call	AA	5,164,050
5,000	Houston, Texas, General Obligation Bonds, Refunding Public Improvement Series 2017A, 5.000%, 3/01/21	No Opt. Call	AA	5,158,450
5,000	Humble Independent School District, Harris County, Texas, General Obligation Bonds, Refunding School Building Series 2015A, 5.250%, 2/15/23	No Opt. Call	AAA	5,649,700
	Leander, Texas, General Obligation Bonds, Refunding Series 2020:
500	5.000%, 8/15/23	No Opt. Call	AA	568,315
525	5.000%, 8/15/25	No Opt. Call	AA	633,370
1,500	Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds, Series 2017, 5.000%, 11/01/20 (AMT)	No Opt. Call	A1	1,517,460
1,000	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2020, 5.000%, 5/15/25	No Opt. Call	A+	1,201,200
1,000	Lubbock, Texas, General Obligation Bonds, Tax & Waterworks System Surplus Revenue Certificates of Obligation, Series 2015, 5.000%, 2/15/21	No Opt. Call	AA+	1,029,570
4,400	Matagorda County Navigation District 1, Texas, Pollution Control Revenue Bonds, Central Power & Light Company Project, Refunding Series 1996, 1.750%, 5/01/30 (Mandatory Put 9/01/20) (AMT)	No Opt. Call	A-	4,403,784
615	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Methodist Retirement Communities Crestview Project, Series 2016, 4.000%, 11/15/21	No Opt. Call	BB+	611,015
2,805	North Harris County Regional Water Authority, Texas, Water Revenue Bonds, Refunding Senior Lien Series 2016, 4.000%, 12/15/24	No Opt. Call	AA-	3,213,969
2,500	Texas State, General Obligation Bonds, Public Finance Authority, Refunding Series 2014A, 5.000%, 10/01/20	No Opt. Call	AAA	2,529,900
1,000	Tomball Independent School District, Harris and Montgomery Counties, Texas, General Obligation Bonds, Building Series 2020, 5.000%, 2/15/25	No Opt. Call	AAA	1,203,330

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$1,000	Travis County, Texas, General Obligation Bonds, Refunding Limited Tax Series 2016A, 5.000%, 3/01/21	No Opt. Call	AAA	$1,031,420
69,295	Total Texas			74,863,589
	Utah – 1.5%
6,000	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2018A, 5.000%, 7/01/23 (AMT)	No Opt. Call	A+	6,719,460
	Utah Charter School Finance Authority, Charter School Revenue Bonds, Utah Charter Academies Project, Series 2018:
335	4.000%, 10/15/22	No Opt. Call	AA	359,669
350	4.000%, 10/15/23	No Opt. Call	AA	386,274
1,000	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc, Series 2020B-1, 5.000%, 5/15/60 (Mandatory Put 8/01/24) (WI/DD, Settling 7/09/20 )	2/24 at 102.15	AA+	1,174,930
1,500	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc, Series 2020B-2, 5.000%, 5/15/60 (Mandatory Put 8/01/26) (WI/DD, Settling 7/09/20 )	2/26 at 102.03	AA+	1,865,790
9,185	Total Utah			10,506,123
	Virginia – 1.2%
5,000	Amelia County Industrial Development Authority, Virginia, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Series 2002, 3.000%, 4/01/27 (Mandatory Put 4/01/21) (AMT)	No Opt. Call	A-	5,060,300
850	Arlington County Industrial Development Authority, Virginia, Hospital Facility Revenue Bonds, Virginia Hospital Center, Series 2020, 5.000%, 7/01/24	No Opt. Call	AA-	979,387
1,755	Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution Revenue Bonds, First Tier Bond Anticipation Notes Series 2019, 5.000%, 11/01/23	No Opt. Call	BBB	1,895,400
540	Wise County Industrial Development Authority, Virginia, Solid Waste and Sewage Disposal Revenue Bonds, Virginia Electric and Power Company, Series 2010A, 1.200%, 11/01/40 (Mandatory Put 5/31/24)	No Opt. Call	A2	541,744
8,145	Total Virginia			8,476,831
	Washington – 3.1%
1,500	Chelan County Public Utility District 1, Washington, Consolidated System Revenue Bonds, Refunding Series 2020A, 5.000%, 7/01/23	No Opt. Call	AA+	1,706,640
1,000	King County School District 406 Tukwila, Washington, General Obligation Bonds, Series 2016, 4.000%, 12/01/21	No Opt. Call	Aaa	1,053,040
1,370	King County School District 414 Lake Washington, Washington, General Obligation Bonds, Refunding Series 2020, 4.000%, 12/01/25	No Opt. Call	Aaa	1,618,121
	Port Everett, Washington, Revenue Bonds, Refunding Series 2016:
200	4.000%, 12/01/20	No Opt. Call	A2	202,932
225	4.000%, 12/01/21	No Opt. Call	A2	236,113
1,590	Port of Seattle, Washington, General Obligation Bonds, Refunding Series 2011, 5.250%, 12/01/21 (AMT)	6/21 at 100.00	AAA	1,659,976

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)
	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2015C:
$1,000	5.000%, 4/01/21 (AMT)	No Opt. Call	AA-	$1,030,680
1,000	5.000%, 4/01/22 (AMT)	No Opt. Call	AA-	1,066,390
1,000	5.000%, 4/01/24 (AMT)	No Opt. Call	AA-	1,133,450
	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2019:
1,000	5.000%, 4/01/21 (AMT)	No Opt. Call	AA-	1,032,980
2,000	5.000%, 4/01/24 (AMT)	No Opt. Call	AA-	2,266,900
1,775	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Refunding & Improvement Series 2016, 4.000%, 12/01/21	No Opt. Call	Baa2	1,837,196
2,150	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49 (Mandatory Put 8/01/24)	2/24 at 100.00	BBB+	2,417,223
2,550	Washington State, Federal Highway Grant Anticipation Revenue Bonds, Garvee - SR 520 Corridor Program, Series 2012F, 5.000%, 9/01/21	No Opt. Call	AA	2,690,989
2,000	Washington State, General Obligation Bonds, Various Purpose Series 2013D, 5.000%, 2/01/23	No Opt. Call	Aaa	2,242,740
20,360	Total Washington			22,195,370
	West Virginia – 0.5%
1,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Series 2011A, 1.700%, 1/01/41 (Mandatory Put 9/01/20) (AMT)	No Opt. Call	A-	1,000,580
2,710	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Wheeling Power Company - Mitchell Project, Series 2013A, 3.000%, 6/01/37 (Mandatory Put 4/01/22) (AMT)	No Opt. Call	A-	2,780,758
3,710	Total West Virginia			3,781,338
	Wisconsin – 2.0%
	Kenosha, Wisconsin, General Obligation Bonds, Promissory Note Series 2020A:
350	2.000%, 5/01/23	No Opt. Call	AA	363,762
625	2.000%, 5/01/25	No Opt. Call	AA	656,906
1,360	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc, Series 2012, 5.000%, 6/01/27	6/22 at 100.00	A3	1,445,109
3,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Advocate Aurora Health Credit Group, Series 2018B-3, 5.000%, 8/15/54 (Mandatory Put 1/31/24)	No Opt. Call	AA	3,445,860
1,050	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Agnesian HealthCare, Inc, Series 2017, 5.000%, 7/01/21	No Opt. Call	A+	1,092,325
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Bellin Memorial Hospital, Inc, Series 2019A:
75	5.000%, 12/01/23	No Opt. Call	A+	84,750
100	5.000%, 12/01/24	No Opt. Call	A+	116,301
110	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Bellin Memorial Hospital, Inc, Series 2019B, 3.000%, 12/01/24	No Opt. Call	A+	118,353

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$1,055	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Benevolent Corporation Cedar Community, Series 2017, 5.000%, 6/01/22	No Opt. Call	N/R	$1,067,428
330	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Franciscan Sisters of Christian Charity Sponsored Ministry, Series 2017A, 5.000%, 9/01/21	No Opt. Call	BBB-	342,910
3,745	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Marshfield Clinic Health System, Inc, Series 2020B-2, 5.000%, 2/15/51 (Mandatory Put 2/15/27)	8/26 at 100.00	A-	4,460,557
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint John's Communities Inc, Series 2018A:
500	4.000%, 9/15/21	No Opt. Call	BBB-	503,075
500	4.000%, 9/15/22	No Opt. Call	BBB-	504,705
455	4.000%, 9/15/23	No Opt. Call	BBB-	460,301
13,255	Total Wisconsin			14,662,342
$603,175	Total Municipal Bonds (cost $636,071,893)			647,209,462

Shares	Description (1)	Value
	COMMON STOCKS – 0.1%
	Electric Utilities – 0.1%
22,037	Energy Harbor Corp (6), (7), (8)	$848,424
	Total Common Stocks (cost $419,122)	848,424
	Total Long-Term Investments (cost $636,491,015)	648,057,886

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 10.3%
	MUNICIPAL BONDS – 10.3%
	National – 0.8%
$6,000	JPMorgan Chase Putters/Drivers Trust Various States, Variable Rate Demand Obligations, Series 5029, 0.380%, 12/01/21 (AMT) (Mandatory Put 8/21/20), 144A (9)	No Opt. Call	F1+	$6,000,000
	Alabama – 0.3%
1,795	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, Alabama Power Company Barry Plan, Variable Rate Demand Obligations, Series 2007A, 1.000%, 6/01/34 (Mandatory Put 6/26/25) (9)	No Opt. Call	A+	1,795,000
	Arizona – 0.3%
2,000	Yavapai County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Variable Rate Demand Obligations, Series 2003A-2, 2.200%, 3/01/28 (AMT) (Mandatory Put 6/03/24) (9)	No Opt. Call	A-2	2,053,860

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California – 1.4%
$4,000	California Municipal Finance Authority, Solid Waste Revenue Bonds, Republic Services Inc, Variable Rate Demand Obligations, Series 2010, 3.000%, 9/01/21 (Mandatory Put 10/01/20) (9)	No Opt. Call	A-2	$4,000,000
6,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Republic Services Inc, Variable Rate Demand Obligations, Series 2010A, 2.050%, 8/01/23 (AMT) (Mandatory Put 11/02/20), 144A (9)	No Opt. Call	A-2	6,002,580
10,000	Total California			10,002,580
	Colorado – 0.2%
1,750	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Variable Rate Demand Obligations, Series 2008-C2, 1.366%, 10/01/39 (Mandatory Put 9/01/20) (1-Month LIBOR *68% reference rate + 1.250% spread) (9), (10)	9/20 at 100.00	BBB+	1,735,685
	Connecticut – 1.1%
8,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Variable Rate Demand Obligations, Series 2001V-1, 0.050%, 7/01/36 (Mandatory Put 8/21/20) (9)	8/20 at 100.00	VMIG-1	8,000,000
	Florida – 0.4%
3,100	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Variable Rate Demand Obligations, Series 2019A, 6.250%, 1/01/49 (AMT) (Mandatory Put 1/01/24), 144A (9)	9/20 at 104.00	N/R	2,762,844
	Indiana – 0.5%
3,250	Indiana Development Finance Authority, Solid Waste Disposal Revenue Refunding Bonds, Waste Management Inc Project, Variable Rate Demand Obligations, Series 2001, 2.950%, 10/01/31 (AMT) (Mandatory Put 10/01/21) (9)	No Opt. Call	A-2	3,313,245
	Louisiana – 0.3%
2,400	Louisiana Offshore Terminal Authority, Deepwater Port Revenue Bonds, LOOP Inc Project, Variable Rate Demand Obligations, Series 2010B-1A, 2.000%, 10/01/40 (Mandatory Put 10/01/22) (9)	No Opt. Call	BBB+	2,375,280
	Michigan – 0.8%
6,000	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Consumers Energy Company Project, Variable Rate Demand Obligations, Series 2005, 0.150%, 4/01/35 (AMT) (Mandatory Put 7/06/20) (9)	No Opt. Call	VMIG-1	6,000,000
	Oregon – 0.1%
1,000	Gilliam County, Oregon, Solid Waste Disposal Revenue Bonds, Waste Management Inc Project, Variable Rate Demand Obligations, Series 2003A, 2.400%, 7/01/38 (AMT) (Mandatory Put 5/02/22) (9)	No Opt. Call	A-2	1,020,590
	Pennsylvania – 0.7%
5,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Republic Services Inc Project, Variable Rate Demand Obligations, Series 2010B, 0.400%, 12/01/30 (Mandatory Put 10/01/20) (9)	No Opt. Call	A-2	5,000,000

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas – 1.8%
$12,000	Lower Neches Valley Authority, Texas, Industrial Development Corporation Exempt Facilities Revenue Bonds, Exxon Mobil Project, Variable Rate Demand Obligations, Series 2001B, 0.140%, 12/01/39 (AMT) (Mandatory Put 8/21/20) (9)	8/20 at 100.00	VMIG-1	$12,000,000
1,000	Mission Economic Development Corporation, Texas, Solid Waste Disposal Revenue Bonds, Republic Services Inc Project, Variable Rate Demand Obligations, Series 2020A, 1.500%, 5/01/50 (AMT) (Mandatory Put 11/02/20) (9)	No Opt. Call	A-2	999,950
13,000	Total Texas			12,999,950
	Virginia – 0.6%
1,500	Charles City County Industrial Development Authority, Virginia, Solid Waste Disposal Facility Revenue Bonds, Waste Management, Inc, Variable Rate Demand Obligations, Series 2003, 2.400%, 8/01/27 (AMT) (Mandatory Put 5/02/22) (9)	No Opt. Call	A-2	1,530,885
1,250	Gloucester County Industrial Development Authority, Virginia, Solid Waste Disposal Revenue Bonds, Waste Management Disposal Services of Virginia, Inc Project, Variable Rate Demand Obligations, Series 2003A, 2.400%, 9/01/38 (AMT) (Mandatory Put 5/02/22) (9)	No Opt. Call	A-2	1,275,738
1,470	Sussex County Industrial Development Authority, Virginia, Solid Waste Disposal Revenue Bonds, Atlantic Waste Disposal, Inc Project, Variable Rate Demand Obligations, Series 2003A, 2.400%, 6/01/28 (AMT) (Mandatory Put 5/02/22) (9)	No Opt. Call	A-2	1,500,267
4,220	Total Virginia			4,306,890
	Wisconsin – 1.0%
2,855	Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Refunding, Variable Rate Demand Obligations, Series 2016A-3, 2.000%, 7/01/29 (AMT) (Mandatory Put 6/01/21) (9)	No Opt. Call	A-2	2,871,274
3,600	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Advocate Aurora Health Credit Group, Variable Rate Demand Obligations, Series 2018B-2, 5.000%, 8/15/54 (Mandatory Put 1/25/23) (9)	No Opt. Call	AA	3,991,104
6,455	Total Wisconsin			6,862,378
$73,970	Total Short-Term Investments (cost $74,335,496)			74,228,302
	Total Investments (cost $710,826,511) – 99.9%			722,286,188
	Other Assets Less Liabilities – 0.1%			1,051,565
	Net Assets – 100%			$723,337,753

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$647,209,462	$ —	$647,209,462
Common Stocks	—	848,424	—	848,424
Short-Term Investments:
Municipal Bonds	—	74,228,302	—	74,228,302
Total	$ —	$722,286,188	$ —	$722,286,188

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6)	Common Stock received as part of the bankruptcy settlements for Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 0.000%, 12/01/23.
(7)	For fair value measurement disclosure purposes, investment classified as Level 2.
(8)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(9)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(10)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
LIBOR	London Inter-Bank Offered Rate
WI/DD	Purchased on a when-issued or delayed delivery basis.